Other Income (Expense) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income And Other Expense Disclosure [Line Items]
Interest income	$ 3,302,882	$ 2,051,101	$ 1,256,036
Sale of E-Roda trademark	1,942,682
Investment gain	601,793	5,941,960	3,360,190
Others	(92,340)	(171,147)	209,474
Other income	$ 5,755,017	$ 7,821,914	$ 4,825,700